                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q
            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-02819

                      IXIS Advisor Cash Management Trust
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

               399 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

ITEM I SCHEDULE OF INVESTMENTS

 IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES -- PORTFOLIO OF INVESTMENTS

Investments as of September 30, 2006 (Unaudited)

Principal
Amount        Description                                                                         Value (+)
---------     ---------------------------------------------------------------------------------- ------------
Commercial Paper -- 48.7% of Net Assets

              Asset-Backed -- 10.0%
$ 5,000,000   Windmill Funding Corp., 5.260%, 10/18/2006(d)                                      $  4,987,580
 10,000,000   Lockhart Funding LLC, 5.280%, 10/25/2006(d)                                           9,964,800
  5,000,000   Windmill Funding Corp., 5.250%, 10/26/2006(d)                                         4,981,771
  5,400,000   Apreco, Inc., 5.270%, 12/12/2006(d)                                                   5,343,084
                                                                                                 ------------
                                                                                                   25,277,235
                                                                                                 ------------
              Banking -- 11.3%
 10,000,000   Yorkshire Building Society, 5.255%, 11/27/2006                                        9,916,796
  4,000,000   ICICI Bank Ltd., (Credit Support:
              Fortis Bank) 5.365%, 12/01/2006                                                       3,963,637
 10,000,000   HBOS Treasury Services PLC, 5.260%, 12/08/2006                                        9,900,644
  5,000,000   Societe Generale North America, 5.190%, 5/14/2007                                     4,837,813
                                                                                                 ------------
                                                                                                   28,618,890
                                                                                                 ------------
              Diversified Financial Services -- 4.0%
 10,000,000   Caisse Centrale Desjardins, Du Quebec, 5.380%, 10/05/2006                             9,994,022
                                                                                                 ------------
              Education -- 4.8%
 12,000,000   Johns Hopkins University, 5.320%, 11/15/2006                                         12,000,000
                                                                                                 ------------
              Financial -- 3.9%
  5,000,000   Nationwide Building Society, 5.255%, 1/11/2007                                        4,925,554
  5,000,000   Nationwide Building Society, 5.260%, 1/11/2007                                        4,925,484
                                                                                                 ------------
                                                                                                    9,851,038
                                                                                                 ------------
              Health Care - Services -- 4.0%
 10,000,000   Dean Health Systems, Inc., (Credit Support: Marshall & Ilsley), 5.290%, 10/05/2006    9,994,122
                                                                                                 ------------
              Special Purpose -- 8.7%
  6,000,000   Chesham Finance LLC, 5.380%, 10/02/2006(d)                                            5,999,103
  5,000,000   Greyhawk Funding LLC, 5.260%, 10/12/2006(d)                                           4,991,964
  5,000,000   Greyhawk Funding LLC, 5.260%, 10/25/2006(d)                                           4,982,467
  6,000,000   Charta, LLC, (Credit Support: AMBAC Indemnity), 5.400%, 10/19/2006(d)                 5,983,800
                                                                                                 ------------
                                                                                                   21,957,334
                                                                                                 ------------
              Trade Receivables -- 2.0%
  5,000,000   Govco Incorporated, 5.390%, 10/06/2006(d)                                             4,996,257
                                                                                                 ------------
              Total Commercial Paper (Identified Cost $122,688,898)                              $122,688,898
                                                                                                 ------------
Certificates of Deposit -- 25.8%
$ 5,000,000   Wilmington Trust Company, 5.460%, 10/20/2006                                          5,000,055
 10,000,000   UBS Finance Delaware LLC, 5.290%, 10/31/2006                                         10,000,000
 10,000,000   DZ Bank AG Deutsche Zentral-Genossenschafts bank, 5.380%, 11/17/2006                 10,000,000
  5,000,000   Canadian Imperial Bank of Commerce, 5.320%, 11/24/2006(c)                             5,000,000
  5,000,000   Royal Bank Scotland PLC, 4.805%, 1/16/2007                                            5,000,071
  5,000,000   Wilmington Trust Company, 5.410%, 1/22/2007                                           5,000,000
  5,000,000   Wells Fargo Bank NA, 4.865%, 1/31/2007                                                4,999,908
  5,000,000   Canadian Imperial Bank of Commerce, 5.340%, 2/12/2007                                 5,000,000
  5,000,000   Wells Fargo Bank NA, 5.250%, 4/20/2007                                                5,000,000
  5,000,000   KBC Bank N.V., 5.350%, 5/22/2007                                                      5,000,000
  5,000,000   Calyon North America, Inc., 5.425%, 6/04/2007                                         5,000,162
                                                                                                 ------------
              Total Certificates of Deposit (Identified Cost $65,000,196)                          65,000,196
                                                                                                 ------------
Medium Term Notes -- 9.5%

              Banking -- 3.6%
  5,000,000   Bank of America Corp., 5.310%, 12/15/2006(c)                                          5,000,000
  4,000,000   Bank of America Corp., 5.315%, 5/15/2007(c)                                           4,000,000
                                                                                                 ------------
                                                                                                    9,000,000
                                                                                                 ------------
              Broker/Dealer -- 3.9%
  5,000,000   Merrill Lynch & Co., Inc., 5.295%, 5/14/2007(c)                                       5,000,000
  5,000,000   Merrill Lynch & Co., Inc, 5.390%, 10/04/2007(c) (d)                                   5,002,680
                                                                                                 ------------
                                                                                                   10,002,680
                                                                                                 ------------
              Financial -- 2.0%
  5,000,000   General Electric Capital Corp, 5.430%, 10/17/2007(c) (d)                              5,000,000
                                                                                                 ------------
              Total Medium Term Notes (Identified Cost $24,002,680)                                24,002,680
                                                                                                 ------------
Variable Rate Demand Notes -- 9.6%
              Auto Parts & Equipment -- 0.2%
    400,000   White Hydraulics Inc., (Credit Support: Amsouth Bank), 5.520%, 12/01/2006(b)            400,000
                                                                                                 ------------

 IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES -- PORTFOLIO OF INVESTMENTS
                                  (continued)

Investments as of September 30, 2006 (Unaudited)

Principal
Amount       Description                                                                                     Value (+)
---------    --------------------------------------------------------------------------------------------- ------------
             Financial -- 1.2%
$3,130,000   MOB Management One LLC, (Credit Support: Columbus Bank & Trust), 5.630%, 12/01/2031(b)        $  3,130,000
                                                                                                           ------------
             Municipal -- 3.8%
 5,000,000   Connecticut State Housing Finance Authority, (Credit Support: AMBAC Indemnity), 5.330%,
             5/15/2033(b)                                                                                     5,000,000
 4,544,838   Los Angeles, CA, Community Redevelopment Agency, (Security Building), (Credit Support: FNMA),
             5.430%, 12/15/2034(b)                                                                            4,544,838
                                                                                                           ------------
                                                                                                              9,544,838
                                                                                                           ------------
             Real Estate -- 4.2%
   156,000   Sheffield Realty LLC, (Credit Support: Amsouth Bank), 5.400%, 4/01/2012(b)                         156,000
   915,000   Shayeson-Huff Properties LLC, (Credit Support: Firstar Bank), 5.420%, 11/01/2016(b)                915,000
 1,825,000   Jobs Co. LLC, (Credit Support: First Commercial), 5.420%, 2/01/2022(b)                           1,825,000
   641,000   Pine Tree Country Club, (Credit Support: Amsouth Bank), 5.400%, 8/01/2023(b)                       641,000
 4,495,000   Storage World, LLC, (Credit Support: Regions Bank), 5.320%, 12/01/2024(b)                        4,495,000
 2,610,000   J&M, LLC, (Credit Support: First Commercial), 5.520%, 10/01/2026(b)                              2,610,000
                                                                                                           ------------
                                                                                                             10,642,000
                                                                                                           ------------
             Special Purpose -- 0.2%
   495,000   Tanner & Guin LLC, (Credit Support: Amsouth Bank), 5.400%, 9/01/2029(b)                            495,000
                                                                                                           ------------
             Total Variable Rate Demand Notes (Identified Cost $24,211,838)                                  24,211,838
                                                                                                           ------------
Time Deposit -- 2.5%
 6,400,000   BNP Paribas, 5.320%, 10/02/2006                                                                  6,400,000
                                                                                                           ------------
             Total Time Deposit (Identified Cost $6,400,000)                                                  6,400,000
                                                                                                           ------------
Government Agencies -- 4.0%
 5,000,000   Federal Home Loan Mortgage Corp., 4.760%, 2/09/2007                                              5,000,000
 5,000,000   Federal Home Loan Mortgage Corp., 5.350%, 5/25/2007                                              4,999,523
                                                                                                           ------------
             Total Government Agencies (Identified Cost $9,999,523)                                           9,999,523
                                                                                                           ------------
             Total Investments -- 100.1% (Identified Cost $252,303,135)(a)                                  252,303,135
             Other assets less liabilities--(0.1)%                                                             (155,902)
                                                                                                           ------------
             Total Net Assets -- 100%                                                                      $252,147,233
                                                                                                           ============

(+) The Fund employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the Investment Company Act of 1940 which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

    In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements disclosures.

(a) The aggregate cost for federal income tax purposes was $252,303,135.

(b) Variable rate demand notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks or other financial institutions. Maturity dates shown represent the ultimate maturity of the note.

(c) Floating rate note. Rate shown is as of September 30, 2006.

(d) Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At September 30, 2006, these securities amounted to $62,233,506 which represents 24.7% of net assets.

AMBAC      American Municipal Bond Assurance Corp.

FNMA       Federal National Mortgage Association

 IXIS CASH MANAGEMENT TRUST - MONEY MARKET SERIES -- PORTFOLIO OF INVESTMENTS
                                  (continued)

Investments as of September 30, 2006 (Unaudited)

HOLDINGS AT SEPTEMBER 30, 2006 AS

A PERCENTAGE OF NET ASSETS

                      Certificate of Deposit         25.8%
                      Banking                        14.9
                      Asset Backed                   10.0
                      Special Purpose                 8.9
                      Financial                       7.1
                      Education                       4.8
                      Real Estate                     4.2
                      Government Agencies             4.0
                      Diversified Financial Services  4.0
                      Health Care - Services          4.0
                      Broker/Dealer                   3.9
                      Municipal                       3.8
                      Time Deposit                    2.5
                      Trade Receivables               2.0
                      Auto Parts & Equipment          0.2

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    IXIS Advisor Cash Management Trust

                                    By:    /s/ John T. Hailer
                                           -----------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:    /s/ John T. Hailer
                                           -----------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  November 28, 2006

                                    By:    /s/ Michael C. Kardok
                                           -----------------------------------
                                    Name:  Michael C. Kardok
                                    Title: Treasurer
                                    Date:  November 28, 2006